UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended: March  31,2009
                                                      --------------

Check here if Amendment [ ];    Amendment Number:
                                                  --------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:         Blenheim  Capital  Management,  L.L.C.
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Address:      300  Connell  Drive,  Suite  5200
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              Berkeley  Heights,  New  Jersey  07922
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Form  13F  File  Number:  28-12313
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:         Joseph  F.  Esposito
              -----------------------------------
Title:        Managing  Director
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Phone:        (732)  560-6246
              -----------------------------------

Signature,  Place,  and  Date  of  Signing:

s/Joseph F. Esposito     Berkeley Heights, New Jersey     May 15, 2009
---------------------    ----------------------------     -----------------
[Signature]              [City, State]                    [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File  Number     Name

28-122205                   Summit  Global  Management,  Inc.
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              54
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Form 13F Information Table Value Total:      654,786.00 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCOA INC COM                  Common Stock     013817101    53752 7319192 SH       SOLE             7319192      0    0
ALUMINA LTD SPONSORED ADR      ADR              022205108     1670  450000 SH       SOLE              450000      0    0
ALUMINUM CORP CHINA LTD SPON   ADR              022276109    10234  700000 SH       SOLE              700000      0    0
AMERICAN ELEC PWR INC COM      Common Stock     025537101     6820  270000 SH       SOLE              270000      0    0
ARCH COAL INC COM              Common Stock     039380100     1872  140000 SH       SOLE              140000      0    0
BHP BILLITON LTD               ADR              088606108    44823 1005000 SH       SOLE             1005000      0    0
BLACKROCK CORP HIGH YLD III    Common Stock     09255M104       52   13300 SH       SOLE               13300      0    0
CENTERPOINT ENERGY INC         Common STock     15189T107     4172  400000 SH       SOLE              400000      0    0
CENTURY ALUM CO COM            Common Stock     156431108     2557 1211639 SH       SOLE             1211639      0    0
CHESAPEAKE ENERGY CORP COM     Common Stock     165167107     5971  350000 SH       SOLE              350000      0    0
CHEVRON CORPORATION COM        Common Stock     166764100     5043   75000 SH       SOLE               75000      0    0
CHINA PETE & CHEM CORP SPONS   ADR              16941R108    19251  300000 SH       SOLE              300000      0    0
CMS ENERGY CORP COM            Common Stock     125896100     2072  175000 SH       SOLE              175000      0    0
COMPANHIA DE SANEAMENTO BASICO ADR              20441A102     3203  150000 SH       SOLE              150000      0    0
COMPANHIA VALE DO RIO DOCE     ADR              204412209    20349 1530000 SH       SOLE             1530000      0    0
CONOCOPHILLIPS                 Common Stock     20825C104     7832  200000 SH       SOLE              200000      0    0
CONSOL ENERGY INC COM          Common Stock     20854P109     4581  181500 SH       SOLE              181500      0    0
DOW CHEM CO COM                Common Stock     260543103    49818 5909600 SH       SOLE             5909600      0    0
EAGLE MATLS INC                Common Stock     26969P108     6063  250000 SH       SOLE              250000      0    0
ENTERGY CORP NEW COM           Common Stock     29364G103    11235  165000 SH       SOLE              165000      0    0
EXELON CORP COM                Common Stock     30161N101    11348  250000 SH       SOLE              250000      0    0
FIRSTENERGY CORP COM           Common Stock     337932107     1544   40000 SH       SOLE               40000      0    0
FREEPORT MCMORAN COPPER & GOLD Common Stock     35671D857    49688 1303800 SH       SOLE             1303800      0    0
FREIGHTCAR AMER INC            Common Stock     357023100     3961  225940 SH       SOLE              225940      0    0
GENERAL ELEC CO COM            Common Stock     369604103     1011  100000 SH       SOLE              100000      0    0
HUANENG PWR INTL INC SPON ADR  ADR              443304100    13425  500000 SH       SOLE              500000      0    0
ISHARES INC MSCI BRAZIL FREE   Common Stock     464286400    47088 1250000 SH       SOLE             1250000      0    0
ISHARES TR FTSE XINHAU HK      Common Stock     464287184    41411 1452000 SH       SOLE             1452000      0    0
MONSANTO CO NEW COM            Common Stock     61166W101      366    4400 SH       SOLE                4400      0    0
NISOURCE INC COM               Common Stock     65473P105     5978  610000 SH       SOLE              610000      0    0
NUCOR CORP                     Common Stock     670346105    11253  294800 SH       SOLE              294800      0    0
NYSE EURONEXT COM              Common Stock     629491101     3580  200000 SH       SOLE              200000      0    0
O M GROUP INC COM              Common Stock     670872100     2898  150000 SH       SOLE              150000      0    0
OCCIDENTAL PETE CORP COM       Common Stock     674599105     6956  125000 SH       SOLE              125000      0    0
PEABODY ENERGY CORP COM        Common Stock     704549104     3130  125000 SH       SOLE              125000      0    0
PETROCHINA CO LTD SPONS ADR    ADR              71646E100    23910  300000 SH       SOLE              300000      0    0
PETROLEO BRASILEIRO SA         ADR              71654V408    48752 1600000 SH       SOLE             1600000      0    0
PG&E CORP COM                  Common Stock     69331C108    14333  375000 SH       SOLE              375000      0    0
PINNACLE WEST CAP CORP COM     Common Stock     723484101     7968  300000 SH       SOLE              300000      0    0
PROGRESS ENERGY INC COM        Common Stock     743263105     9065  250000 SH       SOLE              250000      0    0
PUBLIC SVC ENTERPRISE GROUP    Common Stock     744573106     3978  135000 SH       SOLE              135000      0    0
RIO TINTO PLC SPONSORED ADR    ADR              767204100     6770   50500 SH       SOLE               50500      0    0
SCANA CORP NEW COM             Common Stock     80589M102     6950  225000 SH       SOLE              225000      0    0
SECTOR SPDR TR SBI FINL        Common Stock     81369Y605     4060  460000 SH       SOLE              460000      0    0
SOUTHERN COPPER CORP DEL       Common Stock     84265V105     1742  100000 SH       SOLE              100000      0    0
TECK RESOURCES LIMITED CL B    Common Stock     878742204     9158 1650000 SH       SOLE             1650000      0    0
TECO ENERGY INC COM            Common Stock     872375100     3066  275000 SH       SOLE              275000      0    0
UNITED STATES STEEL CORP       Common Stock     912909108     8875  420000 SH       SOLE              420000      0    0
USG CORP NEW COM               Common Stock     903293405     1903  250000 SH       SOLE              250000      0    0
WALTER ENERGY INC              Common Stock     93317Q105    12579  550000 SH       SOLE              550000      0    0
WATTS WATER TECHNOLOGIES INC   Common Stock     942749102     5868  300000 SH       SOLE              300000      0    0
CL A
WEYERHAEUSER CO COM            Common Stock     962166104     3523  127800 SH       SOLE              127800      0    0
WISCONSIN ENERGY CORP COM      Common Stock     976657106    10293  250000 SH       SOLE              250000      0    0
XCEL ENERGY INC                Common Stock     98389B100     6986  375000 SH       SOLE              375000      0    0